Basis of preparation (Details) - USD ($) $ in Thousands	12 Months Ended
	Jun. 30, 2025	Jun. 30, 2024	Jun. 30, 2023	Jun. 30, 2022
Disclosure of disaggregation of revenue from contracts with customers [line items]
Cash & cash equivalents	$ 161,551	$ 62,960	$ 71,318	$ 60,447
Cash flows from (used in) operating activities	49,954	48,458	63,269
Product sales, net	$ 11,263	$ 0	$ 0